Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

	2019	2020
	RMB’000	RMB’000
Pharmaceuticals	2,780	2,942
Medical consumables	23,340	30,394
	26,120	33,336